ACQUIRED INTANGIBLE ASSETS, NET (Details 1) ¥ in Thousands	Sep. 30, 2018 CNY (¥)
2019	¥ 2,034
2020	1,058
2021	832
2022	795
2023	782
Total	¥ 5,501